DEFERRED REVENUES (Details)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2014 Testing services CNY	Mar. 31, 2013 Testing services CNY	Mar. 31, 2014 Test preparation and training solutions CNY	Mar. 31, 2013 Test preparation and training solutions CNY	Mar. 31, 2014 Other revenue - test-based education services CNY	Mar. 31, 2013 Other revenue - test-based education services CNY	Mar. 31, 2014 Other revenue - licensing fees from authorized test centers CNY	Mar. 31, 2013 Other revenue - licensing fees from authorized test centers CNY	Mar. 31, 2014 Other revenue - others CNY	Mar. 31, 2013 Other revenue - others CNY
DEFERRED REVENUES
Total deferred revenues		10,578,709	10,020,821	4,704,072	3,866,368	1,210,307	376,885	327,735	1,131,246	3,036,530	3,614,738	1,300,065	1,031,584
Representing:
Current deferred revenues	1,348,582	8,383,327	7,376,527
Non-current deferred revenues	$ 353,160	2,195,382	2,644,294